Securities (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Amortized Cost
Due in one year or less		$ 125,804,000
Due after one year through five years		115,950,000
Due after five years through ten years		70,173,000
Due after ten years		727,671,000
Total		1,039,598,000
Total amortized cost		1,224,727,000
Fair Value
Due in one year or less		125,881,000
Due after one year through five years		125,245,000
Due after five years through ten years		70,280,000
Due after ten years		666,206,000
Total		987,612,000
Fair Value		1,168,920,000
Realized net losses from trading securities portfolio	700,000	2,800,000
Carrying amount of securities pledged	635,200,000	1,000,000,000
Fair value of securities pledged	633,400,000	938,100,000
Deposit with various state insurance departments	9,300,000	9,400,000
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		59,936,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		60,087,000
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		124,502,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		120,461,000
Commercial mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		691,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		$ 760,000